Inventories	6 Months Ended
Jun. 30, 2022
Inventories [Abstract]
Inventories
4.	Inventories:

The amounts in the accompanying interim unaudited consolidated balance sheets are analyzed as follows:

	June 30, 2022	December 31, 2021
Lubricants	1,794	1,448
Total	1,794	1,448

As of June 30, 2022 and December 31, 2021, there was no bunkers inventory as all vessels were employed under time charter agreements.